UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  07/12/12
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   79

Form 13F Information Table Value Total:   118,976
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1987 16600.000SH       SOLE                15700.000           900.000
3M Company                     COM              88579y101      403     4500 SH       SOLE                     4000               500
AT&T Inc.                      COM              00206r102     1509    42309 SH       SOLE                    41809               500
Abbott Laboratories            COM              002824100     2298    35650 SH       SOLE                    34500              1150
Accenture PLC                  COM              G1151C101      330     5500 SH       SOLE                     5100               400
Allergan                       COM              018490102     2089    22566 SH       SOLE                    20966              1600
Annaly Capital Mgmt            COM              035710409     1822   108596 SH       SOLE                   101493              7103
Ansys Inc                      COM              03662q105     2253    35700 SH       SOLE                    34600              1100
Apache Corp                    COM              037411105      632     7189 SH       SOLE                     6689               500
Apple Inc                      COM              037833100     7096    12150 SH       SOLE                    11712               438
Arcos Dorados Holdings         COM              G0457F107      570    38550 SH       SOLE                    37750               800
BHP Billiton ADR               COM              05545E209     2800    42875 SH       SOLE                    41375              1500
Bank of Montreal               COM              063671101      428     7750 SH       SOLE                     7650               100
Berkshire Hathaway A           COM              084670108      875        7 SH       SOLE                        6                 1
Berkshire Hathaway B           COM              084670702     5446    65360 SH       SOLE                    62760              2600
BlackRock Inc                  COM              09247X101      365     2150 SH       SOLE                     2150
CARBO Ceramics Inc             COM              140781105      464     6050 SH       SOLE                     5950               100
Canadian National Railway      COM              136375102     2211    26200 SH       SOLE                    25450               750
Canadian Natural Resources     COM              136385101      287    10700 SH       SOLE                    10700
Chevron                        COM              166764100     3944    37382 SH       SOLE                    35982              1400
Coca-Cola Company              COM              191216100      277     3549 SH       SOLE                     3399               150
ConocoPhillips                 COM              20825c104      707    12650 SH       SOLE                    12400               250
Cummins Inc                    COM              231021106     2403    24799 SH       SOLE                    23549              1250
Dentsply International         COM              249030107      742    19622 SH       SOLE                    18422              1200
Du Pont (E.I.) De Nemours      COM              263534109     1967    38900 SH       SOLE                    37800              1100
EMC Corporation                COM              268648102     2530    98700 SH       SOLE                    96300              2400
Echo Global Logistics          COM              27875T101      679    35607 SH       SOLE                    35007               600
Edison International           COM              281020107      219     4750 SH       SOLE                     4750
Ensco PLC Cl A                 COM              29358Q109      531    11300 SH       SOLE                    11000               300
Expeditors Intl Wash           COM              302130109     3530    91099 SH       SOLE                    87649              3450
Exxon Mobil                    COM              30231g102     3855    45052 SH       SOLE                    43602              1450
Freeport-McMoran Copper & Gold COM              35671d857      591    17350 SH       SOLE                    16950               400
General Dynamics               COM              369550108     2626    39807 SH       SOLE                    38507              1300
General Electric Co            COM              369604103      771    36997 SH       SOLE                    34097              2900
Gentex                         COM              371901109     1479    70850 SH       SOLE                    68850              2000
Google Inc                     COM              38259P508      400      690 SH       SOLE                      690
Heckmann Corporation           COM              422680108       66    19500 SH       SOLE                    17500              2000
Home Depot Inc                 COM              437076102      490     9251 SH       SOLE                     9251
Honeywell Inc                  COM              438516106      223     4000 SH       SOLE                     4000
IBM                            COM              459200101     4227    21615 SH       SOLE                    20815               800
Johnson & Johnson              COM              478160104     1248    18475 SH       SOLE                    17900               575
Kraft Foods                    COM              50075N104      380     9850 SH       SOLE                     8850              1000
Linear Technology Corporation  COM              535678106      205     6550 SH       SOLE                     6550
Lockheed Martin Corp           COM              539830109     2268    26050 SH       SOLE                    25250               800
MasterCard                     COM              57636Q104     1022     2375 SH       SOLE                     2325                50
McDonalds Corp                 COM              580135101     4044    45675 SH       SOLE                    44825               850
Microsoft Corp                 COM              594918104      476    15550 SH       SOLE                    14550              1000
Mission West Properties        COM              605203108      126    14560 SH       SOLE                    13560              1000
Monsanto                       COM              61166W101      633     7650 SH       SOLE                     7400               250
Mosaic Company                 COM              61945C103      954    17425 SH       SOLE                    16925               500
National Grid PLC              COM              636274300     2363    44600 SH       SOLE                    42200              2400
NextEra Energy, Inc            COM              65339F101      330     4800 SH       SOLE                     4800
Nike Inc Cl B                  COM              654106103     1010    11510 SH       SOLE                    11260               250
PNC Financial Services         COM              693475105     1555    25450 SH       SOLE                    24350              1100
Pepsico Incorporated           COM              713448108     3607    51050 SH       SOLE                    50050              1000
Plum Creek Timber              COM              729251108     1965    49486 SH       SOLE                    46977              2509
Potash Cp of Saskatchewan Inc  COM              73755L107     2420    55400 SH       SOLE                    53100              2300
PriceSmart Inc                 COM              741511109      528     7821 SH       SOLE                     7621               200
Procter & Gamble               COM              742718109      423     6900 SH       SOLE                     6900
Public Storage Inc             COM              74460d109     1906    13200 SH       SOLE                    12850               350
Qualcomm Inc                   COM              747525103     1030    18500 SH       SOLE                    18250               250
Rio Tinto PLC ADR              COM              767204100      253     5300 SH       SOLE                     5100               200
Rogers Corp                    COM              775133101      515    13000 SH       SOLE                    13000
Royal Dutch Shell A ADR        COM              780259206      647     9600 SH       SOLE                     9300               300
Royal Dutch Shell B ADR        COM              780259107      689     9850 SH       SOLE                     9150               700
SPDR Gold Trust                COM              78463v107      823     5300 SH       SOLE                     5300
SPDR S&P Dividend              COM              78464A763     1132    20350 SH       SOLE                    19500               850
Starwood Property Trust        COM              85571B105      891    41799 SH       SOLE                    40799              1000
Stryker Corp                   COM              863667101     1494    27116 SH       SOLE                    25916              1200
Sysco                          COM              871829107     1420    47650 SH       SOLE                    45450              2200
Target Corp                    COM              87612e106     2508    43100 SH       SOLE                    42700               400
Teradata Corp                  COM              88076W103     2610    36250 SH       SOLE                    35850               400
Tiffany & Co                   COM              886547108     2279    43050 SH       SOLE                    42400               650
U.S. Bancorp                   COM              902973304      984    30600 SH       SOLE                    29000              1600
Verizon Communications         COM              92343V104     1319    29671 SH       SOLE                    28458              1213
Vodafone Group ADR             COM              92857w209     2763    98050 SH       SOLE                    94850              3200
Wabtec                         COM              929740108      359     4600 SH       SOLE                     4600
Wells Fargo & Co               COM              949746101     1873    56001 SH       SOLE                    54401              1600
iShares Gold Trust ETF         COM              464285105     1799   115600 SH       SOLE                   111500              4100